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October 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio, each a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated September 30, 2014, to the Prospectus dated February 28, 2014, for LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated September 30, 2014 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC